Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Restricted cash	$ 118,000
Long-lived assets, impairment losses
Number of operating segments	1
Goodwill impairment
Research and development grants	516,000	505,000	257,000
Allowance for doubtful accounts	759,000	1,070,000
Bad debt expense	(73,000)	672,000	456,000
Severance expense (income)	18,000	(105,000)	(2,000)
Proceeds from sale of investment in affiliate		194,000
Investment in affiliate		0
Loss from sale of investment in affiliate		1,289,000
Anti-dilutive securities	5,837,758	4,864,218	3,156,346
Sales and marketing	11,802,000	10,278,000	5,566,000
Cost of revenues	8,123,000	7,695,000	4,397,000
R&D	11,222,000	9,270,000	6,528,000
Restatement adjustment for overhead expenses and salaries [Member]
Significant Accounting Policies [Line Items]
Sales and marketing		608,000	294,000
Cost of revenues		608,000	294,000
Restatement adjustment for outside services expenses [Member]
Significant Accounting Policies [Line Items]
Cost of revenues		114,000	247,000
R&D		$ 114,000	$ 247,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	7 years
Revenue Recognition Service Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	14 years
Revenue Recognition Service Term	3 years